Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 7,442,894	$ 845,054
Accounts receivable:
Revenue	960,754	752,845
Joint interest billings and other	860,945	258,340
Firm transportation contract obligations	1,050,087
Prepaid expense, deposits and other current assets	132,403	84,941
Deferred offering costs		169,283
Derivative assets	112,190	170,840
Total current assets	10,559,273	2,281,303
Oil and gas properties, at cost, net (based on the full cost method of accounting for oil and gas properties) (note 6)	53,565,082	23,578,264
Other property and equipment, net	121,327	80,703
Total property and equipment, net	53,686,409	23,658,967
Investments in affiliates	1,135,032	582,745
Other long-term assets	2,414,143	463,110
Total assets	67,794,857	26,986,125
Current liabilities:
Accounts payable and accrued liabilities	3,960,274	1,632,193
Firm transportation contract obligations	2,763,388
Total current liabilities	6,723,662	1,632,193
Non-current liabilities:
Due to related parties (note 12)	1,757,136	3,073,036
Asset retirement obligation (note 2)	1,868,296	351,954
Firm transportation contract obligations	5,422,257
Notes payable (note 7)	9,791,383	3,116,383
Total non-current liabilities	18,839,072	6,541,373
Commitments (note 14)
Stockholders' equity:
Preferred stock, $0.01 par value; authorized 1,000,000 shares, 100 shares Series A Convertible preferred shares issued and outstanding at June 30, 2011 and no shares issued at December 31, 2010	1
Common stock, $0.01 par value; authorized 100,000,000 shares, 91,963,183 and 47,903,442 shares issued and 91,963,183 and 47,163,079 shares outstanding at June 30, 2011 and December 31, 2010, respectively	919,632	479,034
Additional paid-in capital	54,168,529	27,700,646
Non-controlling interests	6,579,404	637,612
Treasury stock, at cost		(693,820)
Accumulated deficit	(19,435,443)	(9,310,913)
Total stockholders' equity	42,232,123	18,812,559
Total liabilities and stockholders' equity	$ 67,794,857	$ 26,986,125